Key management personnel disclosures - Directors and Key Management (Details)		12 Months Ended
	Aug. 18, 2021 miner $ / shares shares	Jun. 30, 2024
Class B Shares
Significant transactions with key management personnel [Abstract]
Number of holder votes | miner	15
Number of years company's ordinary shares are first listed on a recognized stock exchange		12 years
Entities Controlled by Daniel Roberts | Class B Shares
Significant transactions with key management personnel [Abstract]
Shares issued (in shares) | shares	1
Share price (in dollars per share) | $ / shares	$ 1.00
Entities Controlled by William Roberts | Class B Shares
Significant transactions with key management personnel [Abstract]
Shares issued (in shares) | shares	1
Share price (in dollars per share) | $ / shares	$ 1.00
Daniel Roberts | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Nov. 06, 2018
William Roberts | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Nov. 06, 2018
David Bartholomew [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Sep. 24, 2021
Christopher Guzowski [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Dec. 19, 2019
Michael Alfred [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Oct. 21, 2021
Sunita Parasuraman [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Jul. 17, 2023
David Shaw [Member] | Key Management Personnel
Directors and key management personnel [Abstract]
Date of Commencement		Oct. 22, 2021
Belinda Nucifora [Member] | Key Management Personnel
Directors and key management personnel [Abstract]
Date of Commencement		May 16, 2022
Cesilia Kim [Member] | Key Management Personnel
Directors and key management personnel [Abstract]
Date of Commencement		Jan. 01, 2023